Guaranteed Benefit Features	12 Months Ended
Dec. 31, 2012
Insurance [Abstract]
Guaranteed Benefit Features
Guaranteed Benefit Features

While the Company ceased new sales of certain retail variable annuity products in March 2010, its currently-sold retail variable annuity contracts with separate account options guarantee the contract owner a return of no less than (i) total deposits made to the contract less any partial withdrawals, (ii) total deposits made to the contract less any partial withdrawals plus a minimum return, or (iii) the highest contract value on a specified date minus any withdrawals. These guarantees include benefits that are payable in the event of death, annuitization or at specified dates.

The Company also issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contract owner a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee").

In addition, the Company’s Stabilizer and MCG products have guaranteed credited rates. Credited rates are set either quarterly or annually. Most contracts have a zero percent minimum credited rate guarantee, although some contracts have minimum credited rate guarantees up to 3% and allow the contract holder to select either the market value of the account or the book value of the account at termination. The book value of the account is equal to deposits plus interest, less any withdrawals. The fair value is estimated using the income approach.

The Company’s major source of income from guaranteed benefit features is the base contract mortality, expense, and guaranteed death and living benefit rider fees charged to the contract owner, less the costs of administering the product and providing for the guaranteed death and living benefits.

The Company's retail variable annuity contracts offer one or more of the following guaranteed death and living benefits:

Guaranteed Minimum Death Benefits (GMDB)

▪	Standard - Guarantees that, upon death, the death benefit will be no less than the premiums paid by the contract owner, adjusted for any contract withdrawals.

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Ratchet - Guarantees that, upon death, the death benefit will be no less than the greater of (1) Standard or (2) the maximum contract anniversary (or quarterly anniversary) value of the variable annuity, adjusted for contract withdrawals.

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Combo - Guarantees that, upon death, the death benefit will be no less than the greater of (1) Ratchet or (2) Rollup (Rollup guarantees that, upon death, the death benefit will be no less than the aggregate premiums paid by the contract owner accruing interest at the contractual rate per annum, adjusted for contract withdrawals, which is subject to a maximum cap on the rolled up amount.)

Guaranteed Minimum Income Benefit (GMIB)

Guarantees a minimum income payout upon annuitization, exercisable each contract anniversary on or after a specified date, in most cases the 10th rider anniversary.

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For contracts issued before February 2003, the GMIB rider guarantees a minimum income payout determined based on a GMIB rollup amount equal to eligible premiums paid by the contract owner accruing interest at the contractual rate per annum, adjusted for contract withdrawals, which is subject to a maximum age cap (typically age 80) on the rolled up amount.

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For contracts issued during or after February 2003, the GMIB rider guarantees a minimum payout determined based on the greater of a (i) GMIB rollup amount or (ii) GMIB ratchet amount. The GMIB rollup amount is equal to the aggregate premiums paid by the contract owner accruing interest at the contractual rate per annum (“GMIB rollup rate”), adjusted for contract withdrawals, which may be subject to a maximum age cap on the rolled up amount. The ratchet amount is the maximum contract anniversary (or quarterly anniversary) value of the variable annuity, adjusted for contract withdrawals prior to age 90.

Eligible premiums are premiums and premium credits added within five years of the rider effective date. The GMIB rollup rates may vary (6.0% or 7.0%) depending on versions of the benefits. The maximum rollup amount was capped at 200%, 250%, or 300% depending on the versions of the benefits.

Guaranteed Minimum Accumulation Benefit (GMAB)

Guarantees that the account value will be at least 100% of the eligible premiums paid by the contract owner after 10 years, net of any contract withdrawals. In the past, the Company offered an alternative design that guaranteed the account value to be at least 200% of the eligible premiums paid by contract owners after 20 years.

Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit for Life (GMWB/GMWBL)

Guarantees an annual withdrawal amount for a specified period of time (GMWB) or life (GMWBL) that is calculated as a percentage of the benefit base that equals premium at the time of contract issue and may increase over time based on a number of factors, including a rollup percentage (7%, 6%, or 0%, depending on versions of the benefit) and ratchet frequency (primarily annual or quarterly, depending on versions). The percentage used to determine the guaranteed annual withdrawal amount may vary by age at first withdrawal and depends on versions of the benefit. A joint life-time withdrawal benefit option was available to include coverage for spouses. Most versions of the withdrawal benefit included reset and/or step-up features that may increase the guaranteed withdrawal amount in certain conditions. Earlier versions of the withdrawal benefit guarantee that annual withdrawals of up to 7.0% of eligible premiums may be made until eligible premiums previously paid by the contract owner are returned, regardless of account value performance. Asset allocation requirements apply at all times where withdrawals are guaranteed for life.